SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Building		$ 4,537,037	$ 4,537,037
Land		$ 739,734	739,734
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Land [Member]	Land [Member]
Office furniture, fixtures, equipment, and aircraft	$ 780,492	$ 2,065,092	2,048,169
Warehouse and production equipment	237,141	29,055	51,302
Demonstration and tradeshow equipment	77,791	87,987	72,341
Building improvements	20,935	1,328,654	1,334,374
Total cost	1,116,359	8,787,559	8,782,957
Less: accumulated depreciation and amortization	(671,756)	(1,503,857)	(884,271)
Net property, plant and equipment	$ 444,603	$ 7,283,702	$ 7,898,686
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	25 years	25 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years	20 years
Warehouse [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Warehouse [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Demonstration and Tradeshow Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Demonstration and Tradeshow Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years